Quarterly Holdings Report
for

Fidelity Simplicity RMD 2010 Fund℠

April 30, 2019

RW32-QTLY-0619
1.858596.111

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 18.3%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	5,456	$55,102
Fidelity Series Blue Chip Growth Fund (a)	6,393	98,775
Fidelity Series Commodity Strategy Fund (a)	56,777	269,689
Fidelity Series Growth Company Fund (a)	11,459	200,304
Fidelity Series Intrinsic Opportunities Fund (a)	14,891	248,235
Fidelity Series Large Cap Stock Fund (a)	14,191	215,697
Fidelity Series Large Cap Value Index Fund (a)	4,689	60,256
Fidelity Series Opportunistic Insights Fund (a)	5,885	108,341
Fidelity Series Small Cap Discovery Fund (a)	2,488	29,104
Fidelity Series Small Cap Opportunities Fund (a)	6,413	88,821
Fidelity Series Stock Selector Large Cap Value Fund (a)	13,319	164,226
Fidelity Series Value Discovery Fund (a)	9,036	116,028
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,608,437)		1,654,578

International Equity Funds - 12.5%
Fidelity Series Canada Fund (a)	2,979	31,934
Fidelity Series Emerging Markets Fund (a)	4,378	43,604
Fidelity Series Emerging Markets Opportunities Fund (a)	20,641	391,972
Fidelity Series International Growth Fund (a)	18,577	295,368
Fidelity Series International Small Cap Fund (a)	4,380	71,094
Fidelity Series International Value Fund (a)	30,675	295,705
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,114,411)		1,129,677

Bond Funds - 51.3%
Fidelity Series Emerging Markets Debt Fund (a)	6,663	63,436
Fidelity Series Floating Rate High Income Fund (a)	1,456	13,659
Fidelity Series High Income Fund (a)	7,184	68,247
Fidelity Series Inflation-Protected Bond Index Fund (a)	96,627	948,876
Fidelity Series International Credit Fund (a)	339	3,359
Fidelity Series Investment Grade Bond Fund (a)	272,490	3,046,437
Fidelity Series Long-Term Treasury Bond Index Fund (a)	51,120	443,720
Fidelity Series Real Estate Income Fund (a)	3,860	42,377
TOTAL BOND FUNDS
(Cost $4,624,621)		4,630,111

Short-Term Funds - 17.9%
Fidelity Series Government Money Market Fund 2.49% (a)(b)	1,291,842	1,291,842
Fidelity Series Short-Term Credit Fund (a)	32,401	323,362
TOTAL SHORT-TERM FUNDS
(Cost $1,614,456)		1,615,204
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $8,961,925)		9,029,570
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,054)
NET ASSETS - 100%		$9,025,516

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$477	$--	$495	$--	$300	$(282)	$--
Fidelity Series All-Sector Equity Fund	88,690	34,540	59,724	12,264	1,427	(9,831)	55,102
Fidelity Series Blue Chip Growth Fund	93,799	47,422	41,943	11,281	1,463	(1,966)	98,775
Fidelity Series Canada Fund	24,677	15,155	8,153	594	(88)	343	31,934
Fidelity Series Commodity Strategy Fund	146,204	170,369	30,230	9,892	(705)	(15,949)	269,689
Fidelity Series Emerging Markets Debt Fund	42,683	28,857	7,266	2,131	(144)	(694)	63,436
Fidelity Series Emerging Markets Fund	--	47,911	5,664	151	(25)	1,382	43,604
Fidelity Series Emerging Markets Opportunities Fund	319,330	203,521	117,000	27,731	(3,218)	(10,661)	391,972
Fidelity Series Floating Rate High Income Fund	18,213	5,662	9,883	914	(245)	(88)	13,659
Fidelity Series Government Money Market Fund 2.49%	1,148,025	478,195	334,378	19,192	--	--	1,291,842
Fidelity Series Growth Company Fund	189,674	105,193	88,273	19,126	3,007	(9,297)	200,304
Fidelity Series High Income Fund	95,588	36,192	62,761	4,846	(1,510)	738	68,247
Fidelity Series Inflation-Protected Bond Index Fund	591,429	488,719	140,178	14,086	(574)	9,480	948,876
Fidelity Series International Credit Fund	3,188	145	--	145	--	6	3,359
Fidelity Series International Growth Fund	242,112	141,217	87,070	16,672	(293)	(598)	295,368
Fidelity Series International Small Cap Fund	58,072	36,064	18,177	5,665	(240)	(4,625)	71,094
Fidelity Series International Value Fund	242,896	127,259	55,092	9,052	(1,297)	(18,061)	295,705
Fidelity Series Intrinsic Opportunities Fund	225,308	96,983	49,891	17,283	(157)	(24,008)	248,235
Fidelity Series Investment Grade Bond Fund	2,418,351	1,061,093	495,978	66,784	(2,214)	65,185	3,046,437
Fidelity Series Large Cap Stock Fund	202,508	102,223	78,091	19,245	56	(10,999)	215,697
Fidelity Series Large Cap Value Index Fund	56,552	23,673	20,103	2,537	411	(277)	60,256
Fidelity Series Long-Term Treasury Bond Index Fund	287,000	235,618	91,586	8,158	(1,130)	13,818	443,720
Fidelity Series Opportunistic Insights Fund	102,166	50,784	44,293	8,293	1,096	(1,412)	108,341
Fidelity Series Real Estate Income Fund	34,108	14,535	6,472	2,035	(57)	263	42,377
Fidelity Series Short-Term Credit Fund	287,237	115,566	82,990	5,754	(709)	4,258	323,362
Fidelity Series Small Cap Discovery Fund	27,581	12,732	10,720	1,747	-6	(483)	29,104
Fidelity Series Small Cap Opportunities Fund	84,649	44,244	33,158	8,928	301	(7,215)	88,821
Fidelity Series Stock Selector Large Cap Value Fund	154,589	70,915	55,956	12,577	(387)	(4,935)	164,226
Fidelity Series Value Discovery Fund	109,381	46,428	35,546	6,316	(70)	(4,165)	116,028
Total	$7,294,487	$3,841,215	$2,071,071	$313,399	$(5,008)	$(30,073)	$9,029,570

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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